Prospectus Supplement dated Dec. 10, 2004*

Product Name                                                    Form #
American Express(R) Variable Universal Life Insurance           S-6194 AE (4/04)

The following information has been revised for the "Waiver of Monthly Deduction Rider" information under the section "Charges Other Than Fund Operating Expenses" on page 9 of the prospectus:

------------------ --------------------------- ---------------------------------
     CHARGE         WHEN CHARGE IS DEDUCTED             AMOUNT DEDUCTED
------------------ --------------------------- ---------------------------------
Waiver of          Monthly.                    Monthly rate per $1,000 of net
Monthly                                        amount risk plus the OIR
Deduction Rider                                specified amount if applicable:
(WMD)*

                                               Minimum:
                                               $.01 - Female, Standard, Age 25

                                               Maximum:
                                               $.31 - Male, Smoker, Age 59

                                               Representative Insured:
                                               $.02 - Male, Nonsmoker, Age 40

                                               If you have a CIR, there will be
                                               an additional charge of $.02 per
                                               month per $1,000 of the CIR
                                               specified amount.



THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.



S-6194-21 A (12/04)

* VALID UNTIL MAY 1, 2005.